Employee Benefit Plans (Estimated Fair Value on a Recurring Basis) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pension Benefits U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 8,490	$ 8,750	$ 7,305
Pension Benefits U.S. Plans | Fixed maturity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,055	6,001
Pension Benefits U.S. Plans | Corporate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,983	2,718
Pension Benefits U.S. Plans | U.S. government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,487	1,828
Pension Benefits U.S. Plans | Foreign government
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	694	735
Pension Benefits U.S. Plans | Federal agencies
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	228	254
Pension Benefits U.S. Plans | Municipals securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	302	270
Pension Benefits U.S. Plans | Other (1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	361	196
Pension Benefits U.S. Plans | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,153	1,345
Pension Benefits U.S. Plans | Common stock - domestic
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	775	951
Pension Benefits U.S. Plans | Common stock - foreign
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	378	394
Pension Benefits U.S. Plans | Other investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	806	767
Pension Benefits U.S. Plans | Short-term investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	314	462
Pension Benefits U.S. Plans | Money market securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	58	85
Pension Benefits U.S. Plans | Derivative assets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	104	90
Pension Benefits U.S. Plans | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,168	3,179
Pension Benefits U.S. Plans | Level 1 | Fixed maturity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	994	1,605
Pension Benefits U.S. Plans | Level 1 | Corporate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Benefits U.S. Plans | Level 1 | U.S. government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	994	1,605
Pension Benefits U.S. Plans | Level 1 | Foreign government
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Benefits U.S. Plans | Level 1 | Federal agencies
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Benefits U.S. Plans | Level 1 | Municipals securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Benefits U.S. Plans | Level 1 | Other (1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Benefits U.S. Plans | Level 1 | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,129	1,345
Pension Benefits U.S. Plans | Level 1 | Common stock - domestic
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	751	951
Pension Benefits U.S. Plans | Level 1 | Common stock - foreign
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	378	394
Pension Benefits U.S. Plans | Level 1 | Other investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Benefits U.S. Plans | Level 1 | Short-term investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10	189
Pension Benefits U.S. Plans | Level 1 | Money market securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	9	29
Pension Benefits U.S. Plans | Level 1 | Derivative assets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	26	11
Pension Benefits U.S. Plans | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,423	4,651
Pension Benefits U.S. Plans | Level 2 | Fixed maturity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,959	4,291
Pension Benefits U.S. Plans | Level 2 | Corporate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,905	2,638
Pension Benefits U.S. Plans | Level 2 | U.S. government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	493	223
Pension Benefits U.S. Plans | Level 2 | Foreign government
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	677	718
Pension Benefits U.S. Plans | Level 2 | Federal agencies
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	228	254
Pension Benefits U.S. Plans | Level 2 | Municipals securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	302	270
Pension Benefits U.S. Plans | Level 2 | Other (1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	354	188
Pension Benefits U.S. Plans | Level 2 | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	24	0
Pension Benefits U.S. Plans | Level 2 | Common stock - domestic
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	24	0
Pension Benefits U.S. Plans | Level 2 | Common stock - foreign
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Benefits U.S. Plans | Level 2 | Other investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	84	24
Pension Benefits U.S. Plans | Level 2 | Short-term investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	304	273
Pension Benefits U.S. Plans | Level 2 | Money market securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	49	56
Pension Benefits U.S. Plans | Level 2 | Derivative assets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3	7
Pension Benefits U.S. Plans | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	899	920
Pension Benefits U.S. Plans | Level 3 | Fixed maturity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	102	105
Pension Benefits U.S. Plans | Level 3 | Corporate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	78	80	55
Pension Benefits U.S. Plans | Level 3 | U.S. government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Benefits U.S. Plans | Level 3 | Foreign government
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	17	17	10
Pension Benefits U.S. Plans | Level 3 | Federal agencies
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Benefits U.S. Plans | Level 3 | Municipals securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Benefits U.S. Plans | Level 3 | Other (1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	7	8	19
Pension Benefits U.S. Plans | Level 3 | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Benefits U.S. Plans | Level 3 | Common stock - domestic
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0	139
Pension Benefits U.S. Plans | Level 3 | Common stock - foreign
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Benefits U.S. Plans | Level 3 | Other investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	722	743	563
Pension Benefits U.S. Plans | Level 3 | Short-term investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Benefits U.S. Plans | Level 3 | Money market securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Benefits U.S. Plans | Level 3 | Derivative assets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	75	72	33
Other Postretirement Benefits U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,372	1,426	$ 1,352
Other Postretirement Benefits U.S. Plans | Fixed maturity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	701	710
Other Postretirement Benefits U.S. Plans | Corporate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	299	289
Other Postretirement Benefits U.S. Plans | U.S. government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	205	181
Other Postretirement Benefits U.S. Plans | Foreign government
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	61	68
Other Postretirement Benefits U.S. Plans | Federal agencies
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	34	35
Other Postretirement Benefits U.S. Plans | Municipals securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	55	74
Other Postretirement Benefits U.S. Plans | Other (1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	47	63
Other Postretirement Benefits U.S. Plans | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	237	268
Other Postretirement Benefits U.S. Plans | Common stock - domestic
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	126	188
Other Postretirement Benefits U.S. Plans | Common stock - foreign
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	111	80
Other Postretirement Benefits U.S. Plans | Other investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits U.S. Plans | Short-term investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	432	447
Other Postretirement Benefits U.S. Plans | Money market securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits U.S. Plans | Derivative assets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2	1
Other Postretirement Benefits U.S. Plans | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	451	493
Other Postretirement Benefits U.S. Plans | Level 1 | Fixed maturity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	211	211
Other Postretirement Benefits U.S. Plans | Level 1 | Corporate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	18	42
Other Postretirement Benefits U.S. Plans | Level 1 | U.S. government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	193	169
Other Postretirement Benefits U.S. Plans | Level 1 | Foreign government
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits U.S. Plans | Level 1 | Federal agencies
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits U.S. Plans | Level 1 | Municipals securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits U.S. Plans | Level 1 | Other (1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits U.S. Plans | Level 1 | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	237	268
Other Postretirement Benefits U.S. Plans | Level 1 | Common stock - domestic
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	126	188
Other Postretirement Benefits U.S. Plans | Level 1 | Common stock - foreign
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	111	80
Other Postretirement Benefits U.S. Plans | Level 1 | Other investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits U.S. Plans | Level 1 | Short-term investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1	14
Other Postretirement Benefits U.S. Plans | Level 1 | Money market securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits U.S. Plans | Level 1 | Derivative assets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2	0
Other Postretirement Benefits U.S. Plans | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	920	930
Other Postretirement Benefits U.S. Plans | Level 2 | Fixed maturity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	489	496
Other Postretirement Benefits U.S. Plans | Level 2 | Corporate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	280	244
Other Postretirement Benefits U.S. Plans | Level 2 | U.S. government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	12	12
Other Postretirement Benefits U.S. Plans | Level 2 | Foreign government
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	61	68
Other Postretirement Benefits U.S. Plans | Level 2 | Federal agencies
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	34	35
Other Postretirement Benefits U.S. Plans | Level 2 | Municipals securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	55	74
Other Postretirement Benefits U.S. Plans | Level 2 | Other (1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	47	63
Other Postretirement Benefits U.S. Plans | Level 2 | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits U.S. Plans | Level 2 | Common stock - domestic
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits U.S. Plans | Level 2 | Common stock - foreign
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits U.S. Plans | Level 2 | Other investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits U.S. Plans | Level 2 | Short-term investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	431	433
Other Postretirement Benefits U.S. Plans | Level 2 | Money market securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits U.S. Plans | Level 2 | Derivative assets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	1
Other Postretirement Benefits U.S. Plans | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1	3
Other Postretirement Benefits U.S. Plans | Level 3 | Fixed maturity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1	3
Other Postretirement Benefits U.S. Plans | Level 3 | Corporate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1	3
Other Postretirement Benefits U.S. Plans | Level 3 | U.S. government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits U.S. Plans | Level 3 | Foreign government
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits U.S. Plans | Level 3 | Federal agencies
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits U.S. Plans | Level 3 | Municipals securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits U.S. Plans | Level 3 | Other (1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits U.S. Plans | Level 3 | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits U.S. Plans | Level 3 | Common stock - domestic
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits U.S. Plans | Level 3 | Common stock - foreign
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits U.S. Plans | Level 3 | Other investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits U.S. Plans | Level 3 | Short-term investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits U.S. Plans | Level 3 | Money market securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits U.S. Plans | Level 3 | Derivative assets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0	$ 0